Acquisitions (Details 2) (Transit Chek Acquisition [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Transit Chek Acquisition [Member]
Unaudited pro forma financial information
Total revenue	$ 43,777	$ 38,990	$ 89,887	$ 79,966
Net income attributable to common stockholders	$ 2,446	$ 204	$ 2,662	$ 581
Net income per share attributable to common stockholders:
Basic	$ 0.17	$ 0.13	$ 0.34	$ 0.38
Diluted	$ 0.10	$ 0.01	$ 0.13	$ 0.04